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[LETTERHEAD OF CRAVATH, SWAINE & MOORE LLP]

May 12, 2006

Stanley, Inc.

Ladies and Gentlemen:

        Stanley, Inc. ("Stanley") is hereby filing via EDGAR its Registration Statement on Form S-1 relating to a proposed initial public offering by Stanley of its common stock.

        Please contact the undersigned at (212) 474-1024, or, in my absence, Stephen L. Burns at (212) 474-1146, Chrystie Hale Perry at (212) 474-1476 or Stephen M. Kessing at (212) 474-1344, with any questions or comments you may have regarding this filing.

Very truly yours,
/s/ Craig F. Arcella
Craig F. Arcella

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

VIA EDGAR CORRESPONDENCE

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[LETTERHEAD OF CRAVATH, SWAINE & MOORE LLP]
Stanley, Inc.